Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Convertible Securities Fund	FACVX	FTCVX	FCBVX	FCCVX	FICVX
Fidelity Advisor Dividend Growth Fund	FADAX	FDGTX	FADBX	FDGCX	FDGIX
Fidelity Advisor Equity Growth Fund	EPGAX	FAEGX	EPGBX	EPGCX	EQPGX
Fidelity Advisor Equity Income Fund	FEIAX	FEIRX	FEIBX	FEICX	EQPIX
Fidelity Advisor Equity Value Fund	FAVAX	FAVTX	FAVBX	FAVCX	FAIVX
Fidelity Advisor Growth & Income Fund	FGIRX	FGITX	FGISX	FGIUX	FGIOX
Fidelity Advisor Growth Opportunities Fund	FAGAX	FAGOX	FABGX	FACGX	FAGCX
Fidelity Advisor Large Cap Fund	FALAX	FALGX	FALHX	FLCCX	FALIX
Fidelity Advisor Small Cap Fund	FSCDX	FSCTX	FSCBX	FSCEX	FSCIX
Fidelity Advisor Stock Selector Mid Cap Fund	FMCDX	FMCAX	FMCBX	FMCEX	FMCCX
Fidelity Advisor Value Strategies Fund	FSOAX	FASPX	FASBX	FVCSX	FASOX

Fidelity Advisor Convertible Securities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Convertible Securities Fund

Funds of Fidelity Advisor Series I and Fidelity Financial Trust

STATEMENT OF ADDITIONAL INFORMATION

January 29, 2014

The following information replaces similar information for Fidelity Advisor Equity Income Fund found in the "Investment Policies and Limitations" section on page 5.

For Fidelity Advisor Equity Income Fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) making direct loans to companies in which the fund has a pre-existing investment (b) making direct commercial real estate loans (c) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (d) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or acuisitions of loans, loan participations or other forms of debt instruments.)

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 41.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

ACOM11B-14-03  December 16, 2014
1.739097.153
Interested Trustees

DOLLAR RANGE OF FUND SHARES	James C. Curvey	Ronald P. O'Hanley
Fidelity Advisor Dividend Growth Fund	none	none
Fidelity Advisor Equity Growth Fund	none	none
Fidelity Advisor Equity Income Fund	none	none
Fidelity Advisor Equity Value Fund	none	none
Fidelity Advisor Growth & Income Fund	none	none
Fidelity Advisor Growth Opportunities Fund	none	none
Fidelity Advisor Large Cap Fund	none	none
Fidelity Advisor Small Cap Fund	none	none
Fidelity Advisor Stock Selector Mid Cap Fund	none	none
Fidelity Advisor Value Strategies Fund	none	none
Fidelity Convertible Securities Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Dennis J. Dirks	Alan J. Lacy	Ned C. Lautenbach	Joseph Mauriello
Fidelity Advisor Dividend Growth Fund	none	none	none	none
Fidelity Advisor Equity Growth Fund	none	none	none	none
Fidelity Advisor Equity Income Fund	none	none	none	none
Fidelity Advisor Equity Value Fund	none	none	none	none
Fidelity Advisor Growth & Income Fund	none	none	none	none
Fidelity Advisor Growth Opportunities Fund	none	none	none	none
Fidelity Advisor Large Cap Fund	none	none	none	none
Fidelity Advisor Small Cap Fund	none	none	none	none
Fidelity Advisor Stock Selector Mid Cap Fund	none	none	none	none
Fidelity Advisor Value Strategies Fund	none	none	none	none
Fidelity Convertible Securities Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Robert W. Selander	Cornelia M. Small	William S. Stavropoulos	David M. Thomas
Fidelity Advisor Dividend Growth Fund	none	none	none	none
Fidelity Advisor Equity Growth Fund	none	none	none	none
Fidelity Advisor Equity Income Fund	none	none	none	none
Fidelity Advisor Equity Value Fund	none	none	none	none
Fidelity Advisor Growth & Income Fund	none	none	none	none
Fidelity Advisor Growth Opportunities Fund	none	none	none	none
Fidelity Advisor Large Cap Fund	none	none	none	none
Fidelity Advisor Small Cap Fund	none	none	none	none
Fidelity Advisor Stock Selector Mid Cap Fund	none	none	none	none
Fidelity Advisor Value Strategies Fund	none	none	none	none
Fidelity Convertible Securities Fund	none	$50,001 - $100,000	none	over $100,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following information replaces similar information found in the "Management Contracts" section beginning on page 55.

The following table provides information relating to other accounts managed by Ms. Persaud as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 9,732	$ 175	$ 104
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 9,304	none	none

* Includes Fidelity Advisor Dividend Growth Fund ($1,010 (in millions) assets managed).

As of January 31, 2014, the dollar range of shares of Fidelity Advisor Dividend Growth Fund beneficially owned by Ms. Persaud was $100,001 - $500,000.